Cash and cash equivalents and restricted cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and restricted cash and cash equivalents	Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents:
Cash and cash equivalents consist of the following:

	As of December 31, 2024	As of December 31, 2023
Cash on hand	$38	$27
Bank deposits (1)	81,649	119,806
Time deposits	105,486	57,466
Money market funds	35,620	37,276
Total cash and cash equivalents	$222,793	$214,575
(1)As of December 31, 2023, we maintain $9,319 as assets held for sale, see Note 31.
Restricted cash:
Restricted cash and cash equivalents amount to $24,423 and $26,879 as of December 31, 2024 and 2023, respectively.
We place collateralized amounts related to operations with our travel suppliers and service providers and the International Air Transport Association (“IATA”). We are required to be accredited by IATA to sell international airlines tickets of IATA-affiliated airlines. We, therefore, as part of our operations, maintain restricted cash in the form of time deposits or bank or insurance guarantees.
Also included within the restricted cash balance is $2,937 and $4,108 related to cash and cash equivalents balances of the securitization VIEs as of December 31, 2024 and 2023, respectively (See Note 10).
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
As included in our consolidated balance sheets:
Cash and cash equivalents (1)	$222,793	$223,894	$219,167
Restricted cash (1)	24,423	26,895	25,879
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	247,216	250,789	245,046
Cash and cash equivalents related to business held for sale (Note 31)	—	9,319	—
Restricted cash related to business held for sale (Note 31)	—	$16	$—
Cash and cash equivalents as of end of the period, net of business held for sale	$247,216	$241,454	$245,046
(1)As of December 31, 2023, we maintain $9,319 of cash and cash equivalents and $16 of restricted cash as assets held for sale, see Note 31.